Accrued liabilities and other liabilities - Summary of Accrued Liabilities and Other Liabilities (Detail)		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Payables and Accruals [Abstract]
Qingtian International School acquisition payable (1)	[1]	¥ 8,000,000		¥ 0
Payables to third parties	[2]	4,500,000		0
Deposits related to the Group staff apartment sales	[3]	3,290,500		3,445,060
Accrued insurance expenses		0		1,959,206
Audit fee payable		642,925		0
Leasehold improvement payables		390,000		240,000
Interests payable		55,289		25,295
Others		513,502		0
Total		¥ 17,392,216	$ 2,729,218	¥ 5,669,561

[1]	On August 31, 2021, the Group acquired 100% equity interest of Qingtian International School, with a total consideration of RMB23 million in cash. According to payment schedule agreed in the equity transfer agreement, the remaining balance of acquisition payable will be settled within 2022.
[2]	Payables to third parties were loans for daily operational purposes, with 1.5% interest rate and due within one year.
[3]	Deposit prepaid to the Group for intention of purchasing the Group’s staff apartments which can be freely withdrawn before final approval of the ownership transfer.